Average Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIP Dynamic Capital Appreciation Portfolio	Apr. 29, 2023
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(20.88%)
Past 5 years	10.19%
Past 10 years	12.37%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%